UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09397

                           The Gabelli Utilities Fund
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2008



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                           THE GABELLI UTILITIES FUND

                                  ANNUAL REPORT
                               DECEMBER 31, 2008

TO OUR SHAREHOLDERS,

     The Sarbanes-Oxley Act requires a fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission (the "SEC") on Form N-CSR. This certification would cover the portfolio managers' commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

     Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

     Enclosed are the audited financial statements and the investment portfolio as of December 31, 2008 with a description of factors that affected the performance during the past year.

PERFORMANCE DISCUSSION (UNAUDITED)

     During 2008, The Gabelli Utilities Fund (the "Fund") (Class AAA) declined in value by 20.90% comparing favorably with much larger declines in the S&P 500 Utilities Index and the Lipper Utility Fund Average of 28.98% and 33.52%, respectively.

     Below are a few factors and events from 2008 that affected the performance of utility stocks and of the Fund:

     - The Federal Reserve cut interest rates several times during 2008 in an effort to stimulate the U.S. economy.

     - The steady worsening of U.S. and worldwide economic conditions resulted in a shift by investors away from utilities with significant merchant power operations in favor of buying up shares of companies whose businesses are mostly regulated.

     - Iberdrola of Spain completed its all-cash takeover of Energy East, a multi-state electric and gas distribution utility in the northeast region of the U.S.

     - Sempra Energy completed its all-cash takeover of Energy South Inc., a gas utility in Alabama that owns significant amounts of underground natural gas storage capacity.

     - Oil and natural gas prices rose to record highs in the first half of 2008, peaking in July, and then steadily declined through the end of the year. This caused volatility in the stock prices of utilities that have natural gas reserves and gas production and similarly affected the stock prices of electric companies that have large amounts of merchant power to sell into wholesale markets.

     Some of the best performers among the major holdings in the Fund during 2008 were CH Energy Group (up 15.4%) (2.3% of net assets as of December 31,
2008), South Jersey Industries (up 10.4%) (0.5%), and NSTAR (up 0.8%) (1.7%). CH Energy Group, South Jersey Industries and NSTAR, all benefited from the fact that most of their earnings are derived from regulated operations that are less sensitive to falling energy prices and are more recession-resistant.

                                        Sincerely yours,


                                        /s/ Bruce N. Alpert
                                        Bruce N. Alpert
                                        President

February 20, 2009

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
  THE GABELLI UTILITIES FUND CLASS AAA SHARES AND THE S&P 500 UTILITIES INDEX

                               (PERFORMANCE GRAPH)

                 GABELLI        S&P 500
             UTILITIES FUND     UTILITY
            CLASS AAA SHARES     INDEX
             --------------   -----------
8/31/1999         10000          10000
12/31/1999        12225           9008
12/31/2000        14234          14160
12/31/2001        12047           9849
12/31/2002        10233           6896
12/31/2003        13249           8706
12/31/2004        15314          10820
12/31/2005        16594          12642
12/31/2006        20426          15296
12/31/2007        22179          18260
12/31/2008        17543          12998

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

COMPARATIVE RESULTS

              AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2008 (a)

                                                                                  Since
                                                                                Inception
                                       Quarter    1 Year     3 Year    5 Year   (8/31/99)
                                       -------    ------     ------    ------   ---------
GABELLI UTILITIES FUND CLASS AAA.....   (8.81)%   (20.90)%    1.87%    5.77%      6.21%
S&P 500 Utilities Index..............  (10.92)    (28.98)     0.85     8.29       2.85
Lipper Utility Fund Average..........  (13.43)    (33.52)    (0.19)    6.89       2.79
Class A..............................   (8.77)    (20.92)     1.86     5.75       6.23
                                       (14.02)(b) (25.47)(b) (0.13)(b) 4.51(b)    5.56(b)
Class B..............................   (8.94)    (21.56)     1.09     4.95       5.67
                                       (13.49)(c) (25.48)(c)  0.10(c)  4.62(c)    5.67
Class C..............................   (8.88)    (21.45)     1.13     4.99       5.72
                                        (9.79)(d) (22.24)(d)  1.13     4.99       5.72
Class I..............................   (8.79)    (20.79)     1.92     5.81       6.22

IN THE CURRENT PROSPECTUS, THE EXPENSE RATIOS FOR CLASS AAA, A, B, C, AND
I SHARES ARE 1.41%, 1.41%, 2.16%, 2.16%, AND 1.16%, RESPECTIVELY. CLASS AAA AND CLASS I SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES
     ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

     THE VALUES OF UTILITY STOCKS CHANGE AS LONG-TERM INTEREST RATES CHANGE. FUNDS INVESTING IN A SINGLE SECTOR, SUCH AS UTILITIES, MAY BE SUBJECT TO MORE VOLATILITY THAN FUNDS THAT INVEST MORE BROADLY. THE UTILITIES INDUSTRY CAN BE SIGNIFICANTLY AFFECTED BY GOVERNMENT REGULATION, FINANCING DIFFICULTIES, SUPPLY OR DEMAND OF SERVICES OR FUEL, AND NATURAL RESOURCES CONSERVATION. THE CLASS AAA SHARES NET ASSET VALUES ("NAVS") PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON DECEMBER 31, 2002 AND CLASS I SHARES ON JANUARY 11, 2008. THE ACTUAL PERFORMANCE OF THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE ACTUAL PERFORMANCE OF THE CLASS I SHARES WOULD HAVE BEEN HIGHER DUE TO LOWER EXPENSES RELATED TO THIS CLASS OF SHARES. THE S&P 500 UTILITIES INDEX IS AN UNMANAGED INDICATOR OF ELECTRIC AND GAS UTILITY STOCK PERFORMANCE, WHILE THE LIPPER UTILITY FUND AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY DIVIDENDS ARE CONSIDERED REINVESTED YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.

(c) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.

(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.

THE GABELLI UTILITIES FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)

For the Six Month Period from July 1, 2008 through December 31, 2008

                                                                   EXPENSE TABLE

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2008.

                           Beginning        Ending       Annualized     Expenses
                         Account Value   Account Value     Expense    Paid During
                            07/01/08       12/31/08         Ratio       Period*
                         -------------   -------------   ----------   -----------
THE GABELLI UTILITIES FUND
ACTUAL FUND RETURN
Class AAA                  $1,000.00       $  832.80        1.44%        $ 6.63
Class A                    $1,000.00       $  833.40        1.44%        $ 6.64
Class B                    $1,000.00       $  830.30        2.19%        $10.08
Class C                    $1,000.00       $  830.20        2.19%        $10.08
Class I                    $1,000.00       $  834.10        1.18%        $ 5.44
HYPOTHETICAL 5% RETURN
Class AAA                  $1,000.00       $1,017.90        1.44%        $ 7.30
Class A                    $1,000.00       $1,017.90        1.44%        $ 7.30
Class B                    $1,000.00       $1,014.13        2.19%        $11.09
Class C                    $1,000.00       $1,014.13        2.19%        $11.09
Class I                    $1,000.00       $1,019.20        1.18%        $ 5.99

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of December 31, 2008:

THE GABELLI UTILITIES FUND

Energy and Utilities .................    78.8%
Communications .......................    13.5%
U.S. Government Obligations ..........     5.2%
Other ................................     2.4%
Other Assets and Liabilities (Net) ...     0.1%
                                         -----
                                         100.0%
                                         =====

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED SEPTEMBER 30, 2008. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

                   2008 TAX NOTICE TO SHAREHOLDERS (Unaudited)

For the year ended December 31, 2008, the Fund paid to shareholders ordinary income distributions (comprised of net investment income) totaling $0.119 per share for all classes, and long-term capital gains totaling $1,585,324. The distributions of long-term capital gains have been designated as a capital gain dividend by the Fund's Board of Trustees. For the year ended December 31, 2008, 100% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 100% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 9.79% of the ordinary income distribution as qualified interest income pursuant to the American Jobs Creation Act of 2004.

U.S. GOVERNMENT INCOME:

The percentage of the ordinary income distribution paid by the Fund during 2008 which was derived from U.S. Treasury securities was 0.84%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund's fiscal year in U.S. Government securities. The Gabelli Utilities Fund did not meet this strict requirement in 2008. The percentage of net assets of U.S. Government securities held as of December 31, 2008 was 5.20%. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

----------
All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

THE GABELLI UTILITIES FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2008

                                                                                         MARKET
   SHARES                                                                 COST           VALUE
-----------                                                          -------------   -------------
              COMMON STOCKS -- 94.5%
              ENERGY AND UTILITIES -- 78.7%
              ENERGY AND UTILITIES: ALTERNATIVE ENERGY -- 0.3%
     15,000   Ormat Industries Ltd. ..............................   $     131,982   $      92,931
     47,000   Ormat Technologies Inc. ............................       1,724,885       1,497,890
                                                                     -------------   -------------
              TOTAL ENERGY AND UTILITIES:
                 ALTERNATIVE ENERGY ..............................       1,856,867       1,590,821
                                                                     -------------   -------------
              ENERGY AND UTILITIES: ELECTRIC INTEGRATED -- 45.1%
    230,000   Allegheny Energy Inc. ..............................       3,080,623       7,787,800
     50,000   ALLETE Inc. ........................................       1,803,487       1,613,500
     68,000   Alliant Energy Corp. ...............................       1,889,326       1,984,240
    120,000   Ameren Corp. .......................................       5,439,901       3,991,200
    225,000   American Electric Power Co. Inc. ...................       8,590,671       7,488,000
    205,000   Avista Corp. .......................................       4,709,375       3,972,900
    185,000   Black Hills Corp. ..................................       6,475,278       4,987,600
    125,000   Central Vermont Public Service Corp. ...............       2,415,065       2,982,500
     35,000   Cleco Corp. ........................................         721,890         799,050
     70,000   CMS Energy Corp. ...................................         490,736         707,700
    275,000   Constellation Energy Group Inc. ....................       8,345,047       6,899,750
    115,000   Dominion Resources Inc. ............................       4,951,795       4,121,600
    402,000   DPL Inc. ...........................................      10,528,880       9,181,680
      6,000   DTE Energy Co. .....................................         240,835         214,020
    370,000   Duke Energy Corp. ..................................       5,723,387       5,553,700
      6,000   E.ON AG ............................................         392,495         237,198
    100,000   Edison International ...............................       2,447,679       3,212,000
    290,000   El Paso Electric Co.+ ..............................       5,117,124       5,246,100
    140,000   Endesa SA ..........................................       5,893,217       5,565,749
      3,000   Entergy Corp. ......................................         114,480         249,390
     55,000   FirstEnergy Corp. ..................................       2,143,013       2,671,900
    140,000   Florida Public Utilities Co. .......................       1,670,229       1,471,400
    320,000   FPL Group Inc. .....................................      14,734,298      16,105,600
    590,000   Great Plains Energy Inc. ...........................      15,692,646      11,404,700
    325,000   Hawaiian Electric Industries Inc. ..................       8,174,332       7,195,500
    265,000   Integrys Energy Group Inc. .........................      13,324,981      11,389,700
    405,000   LSI Corp.+ .........................................       3,631,337       1,332,450
     62,600   Maine & Maritimes Corp. ............................       1,823,298       2,432,010
    250,000   MGE Energy Inc. ....................................       8,130,807       8,250,000
    190,000   NiSource Inc. ......................................       4,122,731       2,084,300
    388,000   NorthWestern Corp. .................................      11,329,553       9,106,360
    245,000   NRG Energy Inc.+ ...................................       5,718,733       5,715,850
    230,000   OGE Energy Corp. ...................................       6,159,655       5,929,400
    125,000   Otter Tail Corp. ...................................       3,545,411       2,916,250
     40,000   PG&E Corp. .........................................         907,079       1,548,400
    166,000   Pinnacle West Capital Corp. ........................       6,956,880       5,333,580
    870,000   PNM Resources Inc. .................................      10,241,528       8,769,600
     46,000   PPL Corp. ..........................................       1,030,117       1,411,740
    202,000   Progress Energy Inc. ...............................       8,993,355       8,049,700

                                                                                         MARKET
   SHARES                                                                 COST           VALUE
-----------                                                          -------------   -------------
    110,000   Public Service Enterprise Group Inc. ...............   $   2,965,081   $   3,208,700
    440,000   Puget Energy Inc. ..................................      11,807,526      11,998,800
    176,000   SCANA Corp. ........................................       7,150,016       6,265,600
    240,000   Southern Co. .......................................       8,350,234       8,880,000
    130,000   TECO Energy Inc. ...................................       2,277,826       1,605,500
    170,000   The Empire District Electric Co. ...................       3,744,432       2,992,000
    139,400   Unisource Energy Corp. .............................       3,418,500       4,092,784
    105,000   Unitil Corp. .......................................       2,766,576       2,168,250
    310,000   Vectren Corp. ......................................       8,725,769       7,753,100
    700,000   Westar Energy Inc. .................................      15,995,012      14,357,000
    210,000   Wisconsin Energy Corp. .............................       8,588,406       8,815,800
    220,000   Xcel Energy Inc. ...................................       3,871,561       4,081,000
                                                                     -------------   -------------
                                                                       287,362,213     266,132,651
                                                                     -------------   -------------
              ENERGY AND UTILITIES:
              ELECTRIC TRANSMISSION AND DISTRIBUTION -- 8.3%
    265,000   CH Energy Group Inc. ...............................      12,309,569      13,618,350
    232,000   Consolidated Edison Inc. ...........................      10,472,662       9,031,760
    132,000   Exelon Corp. .......................................       7,994,613       7,340,520
    235,000   Northeast Utilities ................................       4,848,346       5,654,100
    280,000   NSTAR ..............................................       7,712,912      10,217,200
    110,000   Pepco Holdings Inc. ................................       2,267,878       1,953,600
     16,000   Red Electrica Corporacion SA .......................         790,378         800,667
     16,666   UIL Holdings Corp. .................................         490,122         500,480
                                                                     -------------   -------------
                                                                        46,886,480      49,116,677
                                                                     -------------   -------------
              ENERGY AND UTILITIES: GLOBAL UTILITIES -- 4.9%
      4,000   Areva SA ...........................................       1,690,915       1,946,066
     24,000   Chubu Electric Power Co. Inc. ......................         574,288         724,104
    195,000   Electric Power Development Co. Ltd. ................       4,834,052       7,550,469
        300   Electricite de France ..............................          11,619          17,306
    120,000   Enel SpA ...........................................         825,681         754,379
      4,000   Energias de Portugal SA, ADR .......................         112,064         152,800
    100,000   Hera SpA ...........................................         174,312         212,677
     15,000   Hokkaido Electric Power Co. Inc. ...................         296,624         376,448
     24,000   Hokuriku Electric Power Co. ........................         442,615         675,124
     72,000   Huaneng Power International Inc., ADR ..............       2,322,440       2,100,960
     57,028   Iberdrola SA .......................................         659,898         518,438
     30,000   Iberdrola SA, ADR ..................................       1,306,186       1,080,000
    165,000   Korea Electric Power Corp., ADR ....................       2,383,142       1,915,650
     45,000   Kyushu Electric Power Co. Inc. .....................         979,061       1,186,431
      8,775   National Grid plc, ADR .............................         386,383         442,787
      2,000   Niko Resources Ltd. ................................         111,680          68,838
     24,000   Shikoku Electric Power Co. Inc. ....................         473,574         802,206
      2,000   Snam Rete Gas SpA ..................................          10,804          11,009
     24,000   The Chugoku Electric Power Co. Inc. ................         457,538         627,468

                 See accompanying notes to financial statements.

THE GABELLI UTILITIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2008

                                                                                         MARKET
   SHARES                                                                 COST           VALUE
-----------                                                          -------------   -------------
              COMMON STOCKS (CONTINUED)
              ENERGY AND UTILITIES (CONTINUED)
              ENERGY AND UTILITIES: GLOBAL UTILITIES (CONTINUED)
    100,000   The Kansai Electric Power Co. Inc. .................   $   2,021,741   $   2,868,174
     34,000   The Tokyo Electric Power Co. Inc. ..................         847,546       1,125,207
    140,000   Tohoku Electric Power Co. Inc. .....................       2,470,795       3,760,618
                                                                     -------------   -------------
                                                                        23,392,958      28,917,159
                                                                     -------------   -------------
              ENERGY AND UTILITIES: MERCHANT ENERGY -- 0.9%
     40,000   Mirant Corp.+ ......................................         708,818         754,800
     40,000   Mirant Corp., Escrow+ (a) ..........................               0               0
     15,000   Mirant Corp., Escrow+ (a) ..........................               0               0
    550,000   The AES Corp.+ .....................................       4,114,574       4,532,000
                                                                     -------------   -------------
                                                                         4,823,392       5,286,800
                                                                     -------------   -------------
              ENERGY AND UTILITIES: NATURAL GAS INTEGRATED -- 8.1%
    920,000   El Paso Corp. ......................................       9,625,855       7,203,600
     20,000   Energen Corp. ......................................         239,277         586,600
    560,000   National Fuel Gas Co. ..............................      21,594,457      17,544,800
    190,000   ONEOK Inc. .........................................       5,082,868       5,532,800
    710,000   Southern Union Co. .................................      14,131,671       9,258,400
    480,000   Spectra Energy Corp. ...............................      10,163,707       7,555,200
                                                                     -------------   -------------
                                                                        60,837,835      47,681,400
                                                                     -------------   -------------
              ENERGY AND UTILITIES: NATURAL GAS UTILITIES -- 5.1%
      1,500   Atlas America Inc. .................................          48,644          22,275
    114,000   Atmos Energy Corp. .................................       3,036,505       2,701,800
     51,000   Chesapeake Utilities Corp. .........................       1,373,626       1,605,480
    120,000   Corning Natural Gas Corp.+ .........................       1,946,424       1,800,000
     14,000   Delta Natural Gas Co. Inc. .........................         347,271         339,500
     27,000   Enagas .............................................         749,656         583,987
     58,800   GDF Suez, Strips+ ..................................               0              82
     27,000   Nicor Inc. .........................................         889,090         937,980
     65,000   Piedmont Natural Gas Co. Inc. ......................       1,571,813       2,058,550
      2,500   RGC Resources Inc. .................................          73,150          63,750
     70,000   South Jersey Industries Inc. .......................       1,982,945       2,789,500
    420,000   Southwest Gas Corp. ................................      11,126,991      10,592,400
    145,000   The Laclede Group Inc. .............................       4,552,003       6,791,800
                                                                     -------------   -------------
                                                                        27,698,118      30,287,104
                                                                     -------------   -------------
              ENERGY AND UTILITIES: NATURAL RESOURCES -- 0.3%
     14,000   Alliance Holdings GP LP ............................         276,626         207,200
     20,000   Compania de Minas Buenaventura SA, ADR .............         232,653         398,400
     33,000   Peabody Energy Corp. ...............................       1,124,729         750,750
     35,000   Uranium One Inc.+ ..................................         304,749          50,749
     60,000   Uranium Resources Inc.+ ............................         273,179          46,200
                                                                     -------------   -------------
                                                                         2,211,936       1,453,299
                                                                     -------------   -------------

                                                                                         MARKET
   SHARES                                                                 COST           VALUE
-----------                                                          -------------   -------------
              ENERGY AND UTILITIES: SERVICES -- 1.9%
    250,000   ABB Ltd., ADR ......................................   $   3,319,929   $   3,752,500
      6,000   Cameron International Corp.+ .......................         103,313         123,000
    310,000   Halliburton Co. ....................................       8,371,570       5,635,800
      1,000   Pike Electric Corp.+ ...............................          14,000          12,300
     44,000   Tenaris SA, ADR ....................................       1,706,659         923,120
      4,000   Transocean Ltd.+ ...................................         334,240         189,000
     65,000   Weatherford International Ltd.+ ....................       1,155,384         703,300
                                                                     -------------   -------------
                                                                        15,005,095      11,339,020
                                                                     -------------   -------------
              ENERGY AND UTILITIES: WATER -- 1.3%
      3,000   American States Water Co. ..........................          75,431          98,940
     90,000   American Water Works Co. Inc. ......................       1,935,000       1,879,200
     47,000   Aqua America Inc. ..................................       1,033,207         967,730
      2,000   California Water Service Group .....................          70,055          92,860
      3,000   Consolidated Water Co. Ltd. ........................          54,031          37,500
     12,000   Middlesex Water Co. ................................         211,233         206,760
     78,000   Pennichuck Corp. ...................................       1,694,485       1,601,340
     78,000   SJW Corp. ..........................................       2,078,729       2,335,320
      7,727   United Utilities Group plc, ADR ....................         217,129         143,722
      1,650   York Water Co. .....................................          20,543          20,031
                                                                     -------------   -------------
                                                                         7,389,843       7,383,403
                                                                     -------------   -------------
              DIVERSIFIED INDUSTRIAL -- 1.0%
     16,000   Bouygues SA ........................................         861,186         671,671
    330,000   General Electric Co. ...............................       9,874,076       5,346,000
     17,000   Mueller Water Products Inc., Cl. A .................         215,678         142,800
                                                                     -------------   -------------
                                                                        10,950,940       6,160,471
                                                                     -------------   -------------
              ENVIRONMENTAL SERVICES -- 0.0%
      4,250   Veolia Environnement ...............................         134,159         131,151
                                                                     -------------   -------------
              EXCHANGE TRADED FUNDS -- 1.5%
     95,000   Utilities HOLDRS Trust .............................      10,765,093       9,073,450
                                                                     -------------   -------------
              TOTAL ENERGY AND UTILITIES .........................     499,314,929     464,553,406
                                                                     -------------   -------------
              COMMUNICATIONS -- 13.4%
              CABLE AND SATELLITE -- 2.8%
    375,000   Cablevision Systems Corp., Cl. A ...................      10,024,630       6,315,000
    200,000   Charter Communications Inc., Cl. A+ ................         378,595          16,360
     10,000   Cogeco Cable Inc. ..................................         207,213         279,546
     40,000   Cogeco Inc. ........................................         777,563         806,804
    100,000   DISH Network Corp., Cl. A+ .........................       2,036,558       1,109,000
     11,000   EchoStar Corp., Cl. A+ .............................         293,938         163,570
    120,000   Liberty Global Inc., Cl. A+ ........................       3,158,208       1,910,400
      6,000   Mediacom Communications Corp., Cl. A+ ..............          35,001          25,800
     40,000   Rogers Communications Inc., Cl. B ..................         572,504       1,203,200

                 See accompanying notes to financial statements.

THE GABELLI UTILITIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2008

                                                                                         MARKET
   SHARES                                                                 COST           VALUE
-----------                                                          -------------   -------------
              COMMON STOCKS (CONTINUED)
              COMMUNICATIONS (CONTINUED)
              CABLE AND SATELLITE (CONTINUED)
     12,000   Shaw Communications Inc., Cl. B ....................   $     148,195   $     212,160
    160,000   The DIRECTV Group Inc.+ ............................       3,428,094       3,665,600
      8,000   Time Warner Cable Inc., Cl. A+ .....................         198,444         171,600
     42,000   Tokyo Broadcasting System Inc. .....................       1,041,505         631,969
     42,396   Zon Multimedia Servicos de Telecomunicacoes e
                 Multimedia SGPS SA ..............................         416,753         218,639
      4,700   Zon Multimedia Servicos de Telecomunicacoes e
                 Multimedia SGPS SA, ADR .........................          67,445          24,238
                                                                     -------------   -------------
                                                                        22,784,646      16,753,886
                                                                     -------------   -------------
              TELECOMMUNICATIONS -- 7.0%
    240,000   AT&T Inc. ..........................................       7,713,501       6,840,000
    110,000   BCE Inc. ...........................................       3,361,657       2,253,900
     40,000   CenturyTel Inc. ....................................       1,270,249       1,093,200
    500,000   Cincinnati Bell Inc.+ ..............................       2,421,085         965,000
    320,000   Deutsche Telekom AG, ADR ...........................       5,802,939       4,896,000
      4,243   FairPoint Communications Inc. ......................          39,936          13,917
        200   Hutchison Telecommunications International Ltd. ....             163              54
        600   Mobistar SA ........................................          47,203          43,069
      1,600   Nippon Telegraph & Telephone Corp. .................       7,960,362       8,260,342
    200,000   Nortel Networks Corp., New York+ ...................         242,570          52,000
     42,000   Philippine Long Distance Telephone Co., ADR ........       2,178,799       1,971,900
    250,000   Portugal Telecom SGPS SA ...........................       3,058,329       2,109,397
     45,000   Portugal Telecom SGPS SA, ADR ......................         497,775         386,100
        200   PT Indosat Tbk .....................................             128             106
    550,000   Sprint Nextel Corp.+ ...............................       6,248,886       1,006,500
        600   Tele2 AB, Cl. B ....................................           8,180           5,235
     30,000   Telecom Italia SpA, ADR ............................         612,595         487,500
      3,566   Telefonica SA, ADR .................................         207,436         240,313
     60,000   Telephone & Data Systems Inc. ......................       2,288,630       1,905,000
     40,000   tw telecom inc.+ ...................................         724,816         338,800
    250,000   Verizon Communications Inc. ........................       8,671,545       8,475,000
                                                                     -------------   -------------
                                                                        53,356,784      41,343,333
                                                                     -------------   -------------
              WIRELESS COMMUNICATIONS -- 3.6%
      9,000   America Movil SAB de CV, Cl. L, ADR ................         189,076         278,910
     30,000   China Mobile Ltd., ADR .............................         901,134       1,525,500
     24,000   China Unicom Hong Kong Ltd., ADR ...................         236,276         292,800

                                                                                         MARKET
   SHARES                                                                 COST           VALUE
-----------                                                          -------------   -------------
     25,000   Clearwire Corp., Cl. A+ ............................   $     391,736   $     123,250
     35,000   Millicom International Cellular SA .................       2,438,583       1,571,850
      2,600   Mobile TeleSystems OJSC, ADR .......................          86,498          69,368
        180   MobileOne Ltd. .....................................             210             185
      4,800   NTT DoCoMo Inc. ....................................       7,554,348       9,340,541
    165,000   Price Communications Corp., Escrow+ (a) ............               0               0
     28,000   SK Telecom Co. Ltd., ADR ...........................         593,203         509,040
        200   SmarTone Telecommunications Holdings Ltd. ..........             207             148
     84,000   United States Cellular Corp.+ ......................       4,057,131       3,632,160
    130,000   Vimpel-Communications, ADR .........................       1,522,982         930,800
    130,000   Vodafone Group plc, ADR ............................       3,715,810       2,657,200
                                                                     -------------   -------------
                                                                        21,687,194      20,931,752
                                                                     -------------   -------------
              TOTAL COMMUNICATIONS ...............................      97,828,624      79,028,971
                                                                     -------------   -------------
              OTHER -- 2.4%
              AVIATION: PARTS AND SERVICES -- 0.9%
  1,100,000   Rolls-Royce Group plc+ .............................       9,461,009       5,306,027
 62,920,000   Rolls-Royce Group plc, Cl. C+ ......................          98,106          90,463
                                                                     -------------   -------------
                                                                         9,559,115       5,396,490
                                                                     -------------   -------------
              BUILDING AND CONSTRUCTION -- 0.1%
      4,500   Acciona SA .........................................       1,103,368         556,714
                                                                     -------------   -------------
              BUSINESS SERVICES -- 0.1%
    110,000   Clear Channel Outdoor Holdings Inc., Cl. A+ ........       1,520,665         676,500
                                                                     -------------   -------------
              ENTERTAINMENT -- 0.5%
    100,000   Vivendi ............................................       3,202,412       3,233,945
                                                                     -------------   -------------
              EQUIPMENT AND SUPPLIES -- 0.2%
     18,000   Flowserve Corp. ....................................       1,053,720         927,000
                                                                     -------------   -------------
              HEALTH CARE -- 0.1%
     12,000   Tsumura & Co. ......................................         261,956         440,816
                                                                     -------------   -------------
              TRANSPORTATION -- 0.5%
     92,000   GATX Corp. .........................................       3,507,111       2,849,240
                                                                     -------------   -------------
              TOTAL OTHER ........................................      20,208,347      14,080,705
                                                                     -------------   -------------
              TOTAL COMMON STOCKS ................................     617,351,900     557,663,082
                                                                     -------------   -------------
              CONVERTIBLE PREFERRED STOCKS -- 0.1%
              ENERGY AND UTILITIES -- 0.1%
              ENERGY AND UTILITIES: NATURAL GAS INTEGRATED -- 0.1%
        800   El Paso Corp.,
                 4.990% Cv. Pfd. (b) .............................         758,731         511,224
                                                                     -------------   -------------

                 See accompanying notes to financial statements.

THE GABELLI UTILITIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2008

                                                                                         MARKET
   SHARES                                                                 COST           VALUE
-----------                                                          -------------   -------------
              CONVERTIBLE PREFERRED STOCKS (CONTINUED)
              COMMUNICATIONS -- 0.0%
              TELECOMMUNICATIONS -- 0.0%
     11,400   Cincinnati Bell Inc.,
                 6.750% Cv. Pfd., Ser. B .........................   $     477,317   $     262,200
                                                                     -------------   -------------
              TOTAL CONVERTIBLE PREFERRED STOCKS .................       1,236,048         773,424
                                                                     -------------   -------------
              WARRANTS -- 0.1%
              ENERGY AND UTILITIES -- 0.0%
              ENERGY AND UTILITIES: MERCHANT ENERGY -- 0.0%
      3,480   Mirant Corp., Ser. A, expire 01/03/11+ .............          33,641          12,180
     38,363   Mirant Corp., Ser. B, expire 01/03/11+ .............         190,367         159,207
                                                                     -------------   -------------
                                                                           224,008         171,387
                                                                     -------------   -------------
              ENERGY AND UTILITIES: NATURAL GAS UTILITIES -- 0.0%
     56,700   Corning Natural Gas Corp., expire 08/17/11+ ........               0          56,700
                                                                     -------------   -------------
                                                                           224,008         228,087
                                                                     -------------   -------------
              COMMUNICATIONS -- 0.1%
              TELECOMMUNICATIONS -- 0.1%
      4,000   Bharti Airtel Ltd., expire 09/19/13+ (b) ...........          52,062          58,765
     18,000   Bharti Airtel Ltd., expire 12/15/16+ (b) ...........         399,311         264,422
                                                                     -------------   -------------
                                                                           451,373         323,187
                                                                     -------------   -------------
              TOTAL WARRANTS .....................................         675,381         551,274
                                                                     -------------   -------------

 PRINCIPAL                                                                               MARKET
   AMOUNT                                                                 COST           VALUE
-----------                                                          -------------   -------------
              U.S. GOVERNMENT OBLIGATIONS -- 5.2%
              U.S. TREASURY CASH MANAGEMENT BILLS -- 0.2%
$   940,000   U.S. Treasury Cash Management Bills,
                 0.030% to 0.137%++,
                 04/29/09 to 06/24/09 ............................   $     939,511   $     939,429
                                                                     -------------   -------------
              U.S. TREASURY BILLS -- 0.2%
  1,191,000   U.S. Treasury Bills,
                 0.020% to 1.898%++,
                 01/29/09 to 06/18/09 ............................       1,190,225       1,190,164
                                                                     -------------   -------------
              U.S. TREASURY NOTES -- 4.8%
 28,130,000      4.500%, 04/30/09 ................................      28,432,450      28,536,591
                                                                     -------------   -------------
              TOTAL U.S. GOVERNMENT OBLIGATIONS ..................      30,562,186      30,666,184
                                                                     -------------   -------------
              TOTAL INVESTMENTS -- 99.9% .........................   $ 649,825,515     589,653,964
                                                                     =============
              OTHER ASSETS AND LIABILITIES (NET) -- 0.1% .........                         497,771
                                                                                     -------------
              NET ASSETS -- 100.0% ...............................                   $ 590,151,735
                                                                                     =============

----------
(a) Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At December 31, 2008, the market value of fair valued securities amounted to $0 or 0.00% of net assets.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the market value of Rule 144A securities amounted to $834,411 or 0.14% of net assets.

+    Non-income producing security.

++   Represents annualized yield at date of purchase.

ADR  American Depositary Receipt

                 See accompanying notes to financial statements.

                           THE GABELLI UTILITIES FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

ASSETS:
   Investments, at value (cost $649,825,515) ...............   $589,653,964
   Cash ....................................................            653
   Receivable for Fund shares sold .........................      1,305,785
   Receivable for investments sold .........................             28
   Dividends and interest receivable .......................      1,489,672
   Unrealized appreciation on swap contracts ...............          2,609
   Prepaid expenses ........................................         70,591
   Other asset .............................................             20
                                                               ------------
   TOTAL ASSETS ............................................    592,523,322
                                                               ------------
LIABILITIES:
   Payable for Fund shares redeemed ........................      1,196,696
   Distributions payable ...................................          2,565
   Payable for investment advisory fees ....................        478,831
   Payable for distribution fees ...........................        274,965
   Payable for accounting fees .............................          7,502
   Payable for shareholder services fees ...................        211,813
   Other accrued expenses ..................................        199,215
                                                               ------------
   TOTAL LIABILITIES .......................................      2,371,587
                                                               ------------
   NET ASSETS applicable to 94,075,228
      shares outstanding ...................................   $590,151,735
                                                               ============
NET ASSETS CONSIST OF:
   Paid-in capital, each class at $0.001 par value .........   $654,760,192
   Accumulated net investment income .......................         55,720
   Accumulated net realized loss on investments,
      swap contracts, and foreign
      currency transactions ................................     (4,492,980)
   Net unrealized depreciation on investments ..............    (60,171,551)
   Net unrealized appreciation on swaps ....................          2,609
   Net unrealized depreciation on foreign
      currency translations ................................         (2,255)
                                                               ------------
   NET ASSETS ..............................................   $590,151,735
                                                               ============
SHARES OF BENEFICIAL INTEREST:
   CLASS AAA:
   Net Asset Value, offering, and redemption price
      per share ($123,864,029 / 19,260,456 shares
      outstanding; unlimited number of
      shares authorized) ...................................   $       6.43
                                                               ============
   CLASS A:
   Net Asset Value and redemption price per share
      ($202,111,257 / 31,277,170 shares outstanding;
      unlimited number of shares authorized) ...............   $       6.46
                                                               ============
   Maximum offering price per share (NAV / .9425,
      based on maximum sales charge of 5.75%
      of the offering price) ...............................   $       6.85
                                                               ============
   CLASS B:
   Net Asset Value and offering price per share
      ($243,168 / 40,390 shares outstanding;
      unlimited number of shares authorized) ...............   $       6.02(a)
                                                               ============
   CLASS C:
   Net Asset Value and offering price per share
      ($256,517,206 / 42,345,921 shares outstanding;
      unlimited number of shares authorized) ...............   $       6.06(a)
                                                               ============
   CLASS I:
   Net Asset Value, offering, and redemption price
      per share ($7,416,075 / 1,151,291 shares
      outstanding; unlimited number of
      shares authorized) ...................................   $       6.44
                                                               ============

----------
(a)  Redemption price varies based on the length of time held.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008

INVESTMENT INCOME:
   Dividends (net of foreign taxes of $298,427) ...............   $  21,102,024
   Interest ...................................................       1,383,067
                                                                  -------------
   TOTAL INVESTMENT INCOME ....................................      22,485,091
                                                                  -------------
EXPENSES:
   Investment advisory fees ...................................       6,714,038
   Distribution fees - Class AAA ..............................         339,453
   Distribution fees - Class A ................................         595,031
   Distribution fees - Class B ................................           2,909
   Distribution fees - Class C ................................       2,958,990
   Shareholder services fees ..................................         609,579
   Shareholder communications expenses ........................         197,479
   Custodian fees .............................................         125,575
   Registration expenses ......................................          75,472
   Legal and audit fees .......................................          60,297
   Accounting fees ............................................          45,000
   Trustees' fees .............................................          34,602
   Miscellaneous expenses .....................................          66,468
                                                                  -------------
   TOTAL EXPENSES .............................................      11,824,893
   Less: Custodian fee credits ................................          (2,909)
                                                                  -------------
   NET EXPENSES ...............................................      11,821,984
                                                                  -------------
   NET INVESTMENT INCOME ......................................      10,663,107
                                                                  -------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
   INVESTMENTS, SWAP CONTRACTS, AND
   FOREIGN CURRENCY:
   Net realized loss on investments ...........................      (2,252,304)
   Net realized loss on swap contracts ........................        (130,374)
   Net realized gain on foreign currency
      transactions ............................................          38,552
                                                                  -------------
   Net realized loss on investments, swap contracts,
      and foreign currency transactions .......................      (2,344,126)
                                                                  -------------
   Net change in unrealized appreciation/
      (depreciation) on investments ...........................    (168,730,441)
   Net change in unrealized appreciation/
      (depreciation) on swap contracts ........................          11,598
   Net change in unrealized appreciation/
      (depreciation) on foreign currency translations .........          (3,488)
                                                                  -------------
   Net change in unrealized appreciation/
      (depreciation) on investments, swap contracts,
      and foreign currency translations .......................    (168,722,331)
                                                                  -------------
   NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
      INVESTMENTS, SWAP CONTRACTS, AND
      FOREIGN CURRENCY ........................................    (171,066,457)
                                                                  -------------
   NET DECREASE IN NET ASSETS RESULTING
      FROM OPERATIONS .........................................   $(160,403,350)
                                                                  =============

                 See accompanying notes to financial statements.

                           THE GABELLI UTILITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                                  YEAR ENDED     YEAR ENDED
                                                                                 DECEMBER 31,   DECEMBER 31,
                                                                                     2008           2007
                                                                                -------------   ------------
OPERATIONS:
   Net investment income ....................................................   $  10,663,107   $ 10,074,574
   Net realized gain/(loss) on investments, swap contracts, and
      foreign currency transactions .........................................      (2,344,126)    19,828,787
   Net change in unrealized appreciation/(depreciation) on investments,
      swap contracts, and foreign currency translations .....................    (168,722,331)    21,175,110
                                                                                -------------   ------------
   NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........    (160,403,350)    51,078,471
                                                                                -------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
      Class AAA .............................................................      (2,088,307)    (2,345,569)
      Class A ...............................................................      (3,636,534)    (3,479,842)
      Class B ...............................................................          (4,728)        (5,267)
      Class C ...............................................................      (4,803,967)    (4,177,106)
      Class I ...............................................................         (33,465)            --
                                                                                -------------   ------------
                                                                                  (10,567,001)   (10,007,784)
                                                                                -------------   ------------
   Net realized gain
      Class AAA .............................................................        (313,299)    (4,682,214)
      Class A ...............................................................        (545,574)    (6,946,445)
      Class B ...............................................................            (710)       (10,514)
      Class C ...............................................................        (720,719)    (8,338,320)
      Class I ...............................................................          (5,022)            --
                                                                                -------------   ------------
                                                                                   (1,585,324)   (19,977,493)
                                                                                -------------   ------------
   Return of capital
      Class AAA .............................................................     (12,360,158)    (7,778,858)
      Class A ...............................................................     (21,523,718)   (11,540,568)
      Class B ...............................................................         (27,983)       (17,467)
      Class C ...............................................................     (28,433,460)   (13,852,978)
      Class I ...............................................................        (198,070)            --
                                                                                -------------   ------------
                                                                                  (62,543,389)   (33,189,871)
                                                                                -------------   ------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................................     (74,695,714)   (63,175,148)
                                                                                -------------   ------------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
      Class AAA .............................................................       7,935,944      6,022,104
      Class A ...............................................................      22,719,949     63,460,301
      Class B ...............................................................           3,039          2,760
      Class C ...............................................................      47,278,222    113,557,340
      Class I ...............................................................       7,560,758             --
                                                                                -------------   ------------
   NET INCREASE IN NET ASSETS FROM SHARES OF BENEFICIAL INTEREST
      TRANSACTIONS ..........................................................      85,497,912    183,042,505
                                                                                -------------   ------------
   REDEMPTION FEES ..........................................................           2,487         (2,545)
                                                                                -------------   ------------
   NET INCREASE/(DECREASE) IN NET ASSETS ....................................    (149,598,665)   170,943,283
NET ASSETS:
   Beginning of period ......................................................     739,750,400    568,807,117
                                                                                -------------   ------------
   End of period (including undistributed net investment income of
      $55,720 and $55,198, respectively) ....................................   $ 590,151,735   $739,750,400
                                                                                =============   ============

                 See accompanying notes to financial statements.

THE GABELLI UTILITIES FUND
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period:

                           INCOME FROM INVESTMENT OPERATIONS                      DISTRIBUTIONS
                        --------------------------------------  -------------------------------------------------
                                          Net
             Net Asset               Realized and      Total                    Net
   Period      Value,       Net       Unrealized       from         Net       Realized
   Ended     Beginning  Investment  Gain (Loss) on  Investment  Investment    Gain on    Return of      Total      Redemption
December 31  of Period  Income (a)    Investments   Operations    Income    Investments   Capital   Distributions    Fees(a)
-----------  ---------  ----------  --------------  ----------  ----------  -----------  ---------  -------------  ----------
CLASS AAA
   2008        $9.08       $0.15        $(1.96)       $(1.81)     $(0.12)     $(0.02)     $(0.70)      $(0.84)     $ 0.00(b)
   2007         9.16        0.16          0.60          0.76       (0.13)      (0.27)      (0.44)       (0.84)      (0.00)(b)
   2006         8.20        0.17          1.63          1.80       (0.16)      (0.18)      (0.50)       (0.84)       0.00(b)
   2005         8.36        0.15          0.53          0.68       (0.15)      (0.09)      (0.60)       (0.84)       0.00(b)
   2004         8.03        0.15          1.02          1.17       (0.13)      (0.02)      (0.69)       (0.84)       0.00(b)
CLASS A
   2008        $9.12       $0.15        $(1.97)       $(1.82)     $(0.12)     $(0.02)     $(0.70)      $(0.84)     $ 0.00(b)
   2007         9.19        0.16          0.61          0.77       (0.13)      (0.27)      (0.44)       (0.84)      (0.00)(b)
   2006         8.23        0.18          1.62          1.80       (0.16)      (0.18)      (0.50)       (0.84)       0.00(b)
   2005         8.38        0.16          0.53          0.69       (0.15)      (0.09)      (0.60)       (0.84)       0.00(b)
   2004         8.06        0.19          0.97          1.16       (0.11)      (0.01)      (0.72)       (0.84)       0.00(b)
CLASS B
   2008        $8.63       $0.09        $(1.86)       $(1.77)     $(0.12)     $(0.02)     $(0.70)      $(0.84)     $ 0.00(b)
   2007         8.80        0.09          0.58          0.67       (0.13)      (0.27)      (0.44)       (0.84)      (0.00)(b)
   2006         7.97        0.11          1.56          1.67       (0.12)      (0.18)      (0.54)       (0.84)       0.00(b)
   2005         8.20        0.08          0.53          0.61       (0.09)      (0.09)      (0.66)       (0.84)       0.00(b)
   2004         7.96        0.08          1.00          1.08       (0.08)      (0.01)      (0.75)       (0.84)       0.00(b)
CLASS C
   2008        $8.67       $0.09        $(1.86)       $(1.77)     $(0.12)     $(0.02)     $(0.70)      $(0.84)     $ 0.00(b)
   2007         8.84        0.09          0.58          0.67       (0.13)      (0.27)      (0.44)       (0.84)      (0.00)(b)
   2006         8.00        0.11          1.57          1.68       (0.12)      (0.18)      (0.54)       (0.84)       0.00(b)
   2005         8.23        0.09          0.52          0.61       (0.09)      (0.09)      (0.66)       (0.84)       0.00(b)
   2004         7.98        0.11          0.98          1.09       (0.06)      (0.01)      (0.77)       (0.84)       0.00(b)
CLASS I
   2008(e)     $8.94       $0.16        $(1.82)       $(1.66)     $(0.12)     $(0.02)     $(0.70)      $(0.84)     $ 0.00(b)


                                                         RATIOS TO AVERAGE NET ASSETS/
                                                               SUPPLEMENTAL DATA
                                             -----------------------------------------------------
             Net Asset           Net Assets                 Operating       Operating
   Period      Value,              End of        Net        Expenses        Expenses     Portfolio
   Ended       End of    Total     Period    Investment      Net of          Before       Turnover
December 31    Period   Return+  (in 000's)    Income    Reimbursements  Reimbursements    Rate++
-----------  ---------  -------  ----------  ----------  --------------  --------------  ---------
CLASS AAA
   2008        $6.43    (20.9)%   $123,864    1.92%        1.43%(c)        1.43%(c)         19%
   2007         9.08      8.6      161,930    1.78         1.42(c)         1.41             19
   2006         9.16     23.1      157,645    2.02         1.44            1.44             24
   2005         8.20      8.4      124,437    1.79         1.50            1.50             18
   2004         8.36     15.6       81,471    1.85         1.82            1.82(d)          17
CLASS A
   2008        $6.46    (20.9)%   $202,112    1.92%        1.43%(c)        1.43%(c)         19%
   2007         9.12      8.7      261,468    1.78         1.42(c)         1.41             19
   2006         9.19     23.0      201,124    2.02         1.44            1.44             24
   2005         8.23      8.5       81,869    1.88         1.50            1.50             18
   2004         8.38     15.4       10,165    2.30         1.82            1.82(d)          17
CLASS B
   2008        $6.02    (21.6)%   $    243    1.16%        2.18%(c)        2.18%(c)         19%
   2007         8.63      7.9          343    1.02         2.17(c)         2.16             19
   2006         8.80     22.1          347    1.28         2.19            2.19             24
   2005         7.97      7.6          331    1.01         2.25            2.25             18
   2004         8.20     14.5          333    1.08         2.57            2.57(d)          17
CLASS C
   2008        $6.06    (21.5)%   $256,517    1.17%        2.18%(c)        2.18%(c)         19%
   2007         8.67      7.8      316,009    1.04         2.17(c)         2.16             19
   2006         8.84     22.1      209,691    1.27         2.19            2.19             24
   2005         8.00      7.6       94,118    1.14         2.25            2.25             18
   2004         8.23     14.6       10,245    1.33         2.57            2.57(d)          17
CLASS I
   2008(e)     $6.44    (19.6)%   $  7,416    2.34%(f)     1.18%(c)(f)     1.18%(c)(f)      19%

----------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than a year is not annualized.

++ Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the years ended December 31, 2007, 2006, 2005, and 2004 would have been 47%, 37%, 33%, and 36%, respectively.

(a)  Per share data is calculated using the average shares outstanding method.

(b)  Amount represents less than $0.005 per share.

(c) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratio for the year ended December 31, 2007 would have been 1.41% (Class AAA and Class A) and 2.16% (Class B and Class C). For the year ended December 31, 2008, the effect of custodian fee credits was minimal.

(d) Under an expense deferral agreement with the Adviser, the Fund repaid the Adviser $66,719 during 2004, representing previously reimbursed expenses from the Adviser. During the year ended December 31, 2004, had such payment not been made, the expense ratio would have been 1.71%, 1.71%, 2.46%, and 2.46% for Class AAA, Class A, Class B, and Class C, respectively.

(e) From the commencement of offering Class I Shares on January 11, 2008 through December 31, 2008.

(f)  Annualized.

                 See accompanying notes to financial statements.

THE GABELLI UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION. The Gabelli Utilities Fund (the "Fund") was organized on May 18, 1999 as a Delaware statutory trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund commenced operations on August 31, 1999. The Fund's primary objective is to provide a high level of total return through a combination of capital appreciation and current income.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS 157") clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities;

THE GABELLI UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

     - Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund's investments and other financial instruments, by inputs used to value the Fund's investments as of December 31, 2008 is, as follows:

                                                INVESTMENTS IN       OTHER FINANCIAL
                                                  SECURITIES     INSTRUMENTS (UNREALIZED
                                                (MARKET VALUE)        APPRECIATION)*
VALUATION INPUTS                                    ASSETS                ASSETS
----------------                                --------------   -----------------------
Level 1 - Quoted Prices                          $558,838,552                 --
Level 2 - Other Significant Observable Inputs      30,815,412             $2,609
Level 3 - Significant Unobservable Inputs                   0                 --
                                                 ------------             ------
TOTAL                                            $589,653,964             $2,609
                                                 ============             ======

----------
* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation on the investment.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                              INVESTMENTS IN
                                                                SECURITIES
                                                               (MARKET VALUE
                                                              --------------
BALANCE AS OF 12/31/07                                              $ 0
Accrued discounts/(premiums)                                         --
Realized gain/(loss)                                                 --
Change in unrealized appreciation/(depreciation)+                     0
Net purchases/(sales)                                                --
Transfers in and/or out of Level 3                                   --
                                                                    ---
BALANCE AS OF 12/31/08                                              $ 0
                                                                    ===
Net change in unrealized appreciation/(depreciation) during
   the period on Level 3 investments held at 12/31/08+              $ 0
                                                                    ---

----------

+ Net change in unrealized appreciation/(depreciation) is included in the related amounts on investments in the Statement of Operations.

In March 2008, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standard No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161 on the Fund's financial statement disclosures.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying

THE GABELLI UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. It is the policy of the Fund to always receive and maintain securities as collateral whose market value, including accrued interest, are at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At December 31, 2008, there were no open repurchase agreements.

SWAP AGREEMENTS. The Fund may enter into equity and contract for difference swap transactions. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In a swap, a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts, or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize the risk. Depending on the general state of short-term interest rates and the returns of the Fund's portfolio securities at that point in time, such a default could negatively affect the Fund's ability to make dividend payments. In addition, at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund's ability to make dividend payments.

The use of derivative instruments involves, to varying degrees, elements of market and counterparty risk in excess of the amount recognized below.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements.

Effective March 16, 2008, Bear, Stearns International Limited entered into a Guaranty Agreement with JPMorgan Chase & Co., whereby JPMorgan Chase & Co. unconditionally guarantees the due and punctual payment of certain liabilities of Bear, Stearns International Limited, including the current liabilities of Bear, Stearns International Limited to the Fund. As of December 31, 2008, the Fund held a contract for difference swap with Bear, Stearns International Limited which is covered by the JPMorgan Chase & Co. Guaranty Agreement as of the date of the report. Details of the swap at December 31, 2008 are as follows:

     NOTIONAL                 EQUITY SECURITY                INTEREST RATE/            TERMINATION   NET UNREALIZED
      AMOUNT                       RECEIVED                EQUITY SECURITY PAID            DATE       APPRECIATION
    ---------             -----------------------   --------------------------------   -----------   --------------
                                Market Value        Overnight LIBOR plus 40 bps plus
                              Appreciation on:        Market Value Depreciation on:
$73,364 (22,000 Shares)   International Power plc        International Power plc        09/15/09         $2,609

THE GABELLI UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At December 31, 2008, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/loss on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable.The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.

THE GABELLI UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits." When cash balances are overdrawn, the Fund is charged an overdraft fee of 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in "interest expense" in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions made in excess of current earnings and profits on a tax basis are treated as a non-taxable return of capital. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund. For the year ended December 31, 2008, reclassifications were made to decrease accumulated net investment income by $95,584 and increase accumulated net realized loss on investments, swap contracts, and foreign currency transactions by $93,095 with an offsetting adjustment to paid-in capital.

The tax character of distributions paid during the years ended December 31, 2008 and December 31, 2007, was as follows:

                                                      YEAR ENDED         YEAR ENDED
                                                  DECEMBER 31, 2008   DECEMBER 31, 2007
                                                  -----------------   -----------------
DISTRIBUTIONS PAID FROM:
Ordinary income
   (inclusive of short-term capital gains) ....      $10,567,001         $19,674,262
Net long-term capital gains ...................        1,585,324          10,311,015
Return of capital .............................       62,543,389          33,189,871
                                                     -----------         -----------
Total distributions paid ......................      $74,695,714         $63,175,148
                                                     ===========         ===========

THE GABELLI UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Since January 2000, the Fund has had a fixed distribution policy. Under the policy, the Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Pursuant to this policy, distributions during the year are made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long-term capital gains. The Fund's current distribution policy may restrict the Fund's ability to pass through to shareholders all of its net realized long-term capital gains as a Capital Gain Dividend, subject to the maximum federal income tax rate of 15%, and may cause such gains to be treated as ordinary income subject to a maximum federal income tax rate of 35%. The Fund continues to evaluate its distribution policy in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future. The current annualized rate is $0.84 per share.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2008, the difference between book basis and tax basis unrealized depreciation was primarily due to deferral of losses from wash sales for tax purposes and basis adjustments on investments in partnerships.

As of December 31, 2008, the components of accumulated earnings/losses on a tax basis were as follows:

Net unrealized depreciation on investments
   and foreign currency translations .....   $(64,608,993)
Other temporary differences ..............            536
                                             ------------
Total ....................................   $(64,608,457)
                                             ============

The following summarizes the tax cost of investments and the related unrealized appreciation/depreciation at December 31, 2008:

                                         GROSS         GROSS       NET UNREALIZED
                                      UNREALIZED     UNREALIZED     APPRECIATION
                          COST       APPRECIATION   DEPRECIATION   (DEPRECIATION)
                      ------------   ------------   ------------   --------------
Investments .......   $654,260,702   $ 34,107,836   $(98,714,574)  $ (64,606,738)
Swap contracts ....             --          2,609             --           2,609
                      ------------   ------------   ------------   -------------
                      $654,260,702   $ 34,110,445   $(98,714,574)  $ (64,604,129)
                      ============   ============   ============   =============

FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48") provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold are recorded as a tax benefit or expense in the current year. In accordance with FIN 48, management has analyzed the Fund's tax positions taken on the federal and state income tax returns for all open tax years (the current and prior three tax years) and has concluded that no provision for income tax is required in the Fund's financial statements. Management's determination regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, an on-going analysis of tax laws, regulations, and interpretations thereof.

THE GABELLI UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Fund pays each Trustee who is not considered to be an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Trustee each receives an annual fee of $1,000. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities during 2008, other than short-term securities and U.S. Government obligations, aggregated $159,557,484 and $86,473,379, respectively.

Purchases and proceeds from the sales of U.S. Government obligations during 2008, other than short-term obligations aggregated $47,186,700 and $33,056,597, respectively.

6. TRANSACTIONS WITH AFFILIATES. During 2008, the Fund paid brokerage commissions on security trades of $263,285 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it retained $494,050 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During 2008, the Fund paid or accrued $45,000 to the Adviser in connection with the cost of computing the Fund's NAV.

7. LINE OF CREDIT. The Fund participates in an unsecured line of credit of up to $75,000,000 from which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the federal funds rate on outstanding balances. This amount, if any, would be included in "interest expense" in the Statement of Operations. During 2008, there were no borrowings under the line of credit.

8. SHARES OF BENEFICIAL INTEREST. The Fund currently offers five classes of shares - Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from Gabelli & Company, or through selected broker/dealers, or the transfer agent. Class I Shares are offered to foundations, endowments, institutions, and employee benefit plans without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class

THE GABELLI UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. Class I Shares were first issued on January 11, 2008.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase.The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees during the years ended December 31, 2008 and December 31, 2007 amounted to $2,487 and $(2,545), respectively.

The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

Transactions in shares of capital stock were as follows:

                                                                 YEAR ENDED                  YEAR ENDED
                                                              DECEMBER 31, 2008           DECEMBER 31, 2007
                                                         -------------------------   -------------------------
                                                           SHARES        AMOUNT        SHARES        AMOUNT
                                                         ----------   ------------   ----------   ------------
                                                                 CLASS AAA                   CLASS AAA
Shares sold ..........................................    7,485,201   $ 54,692,572    5,227,303   $ 48,327,421
Shares issued upon reinvestment of distributions .....    1,447,640     10,884,722    1,128,114     10,369,691
Shares redeemed ......................................   (7,498,231)   (57,641,350)  (5,745,845)   (52,675,008)
                                                         ----------   ------------   ----------   ------------
   Net increase ......................................    1,434,610   $  7,935,944      609,572   $  6,022,104
                                                         ==========   ============   ==========   ============
                                                                  CLASS A                     CLASS A
Shares sold ..........................................    9,529,572   $ 74,506,509   12,159,549   $113,155,380
Shares issued upon reinvestment of distributions .....    1,661,474     12,625,283    1,320,585     12,182,769
Shares redeemed ......................................   (8,573,955)   (64,411,843)  (6,701,549)   (61,877,848)
                                                         ----------   ------------   ----------   ------------
   Net increase ......................................    2,617,091   $ 22,719,949    6,778,585   $ 63,460,301
                                                         ==========   ============   ==========   ============
                                                                   CLASS B                    CLASS B
Shares sold ..........................................          650   $      3,976           --             --
Shares issued upon reinvestment of distributions .....          456          3,205          315   $      2,770
Shares redeemed ......................................         (470)        (4,142)          (1)           (10)
                                                         ----------   ------------   ----------   ------------
   Net increase ......................................          636   $      3,039          314   $      2,760
                                                         ==========   ============   ==========   ============
                                                                   CLASS C                    CLASS C
Shares sold ..........................................   10,624,623   $ 80,311,588   14,155,988   $126,262,431
Shares issued upon reinvestment of distributions .....    2,948,363     21,067,976    1,877,177     16,533,227
Shares redeemed ......................................   (7,663,671)   (54,101,342)  (3,313,238)   (29,238,318)
                                                         ----------   ------------   ----------   ------------
   Net increase ......................................    5,909,315   $ 47,278,222   12,719,927   $113,557,340
                                                         ==========   ============   ==========   ============
                                                                   CLASS I*
Shares sold ..........................................    1,200,472   $  7,881,142
Shares issued upon reinvestment of distributions .....       12,707         95,199
Shares redeemed ......................................      (61,888)      (415,583)
                                                         ----------   ------------
   Net increase ......................................    1,151,291   $  7,560,758
                                                         ==========   ============

----------
*    From the commencement of offering Class I Shares on January 11, 2008.

THE GABELLI UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

9. CONCENTRATION RISKS. The Fund invests a high percentage of its assets in the utilities sector. As a result, the Fund may be more susceptible to economic, political, and regulatory developments, positive or negative, and may experience increased volatility to the Fund's NAV and a magnified effect in its total return.

10. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

11. OTHER MATTERS. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC's inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the "Global Growth Fund") by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act, and Rule 17d-1 thereunder and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC's findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan to be developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC and to cease and desist from future violations of the above referenced federal securities laws. The settlement is not expected to impact the Fund and will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex including the Fund. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

In a separate matter, on January 12, 2009, the SEC issued an administrative action approving a final settlement of a previously disclosed matter with the Adviser involving compliance with Section 19(a) of the Investment Company Act of 1940 and Rule 19a-1 thereunder by two closed-end funds. These provisions require registered investment companies when making a distribution in the nature of a dividend from sources other than net investment income to contemporaneously provide written statements to shareholders, which adequately disclose the source or sources of such distribution. While the two funds sent annual statements and provided other materials containing this information, the shareholders did not receive the notices required by Rule 19a-1 with any of the distributions that were made for 2002 and 2003. The Adviser believes that the funds have been in compliance with Section 19(a) and Rule 19a-1 since the beginning of 2004. As part of the settlement, in which the Adviser neither admits nor denies the findings by the SEC, the Adviser agreed to pay a civil monetary penalty of $450,000 and to cease and desist from causing violations of Section 19(a) and Rule 19a-1. In connection with the settlement, the SEC noted the remedial actions previously undertaken by the Adviser.

THE GABELLI UTILITIES FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of The Gabelli Utilities Fund

We have audited the accompanying statement of assets and liabilities of The Gabelli Utilities Fund (the "Fund"), including the schedule of investments, as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Gabelli Utilities Fund at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the periods then ended, in conformity with U.S. generally accepted accounting principles.


                                      (ERNST & YOUNG LLP)

Philadelphia, Pennsylvania
February 24, 2009

THE GABELLI UTILITIES FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. The Fund's Statement of Additional Information includes additional information about the Fund's Trustees and is available without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli Utilities Fund at One Corporate Center, Rye, NY 10580-1422.

                                     NUMBER OF
                           TERM OF   FUNDS IN
                         OFFICE AND    FUND
    NAME, POSITION(S)     LENGTH OF  COMPLEX
       ADDRESS(1)           TIME     OVERSEEN                                                                    OTHER DIRECTORSHIPS
         AND AGE          SERVED(2) BY TRUSTEE          PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS           HELD BY TRUSTEE(4)
         -------         ---------- ---------- ---------------------------------------------------------------- --------------------
INTERESTED TRUSTEES(3):

MARIO J. GABELLI         Since 1999     26     Chairman and Chief Executive Officer of GAMCO Investors, Inc.    Director of Morgan
Trustee                                        and Chief Investment Officer - Value Portfolios of Gabelli       Group Holdings, Inc.
Age: 66                                        Funds, LLC and GAMCO Asset Management Inc.; Director/Trustee or  (holding company);
                                               Chief Investment Officer of other registered investment          Chairman of the
                                               companies in the Gabelli/GAMCO Funds complex; Chairman and       Board of LICT Corp.
                                               Chief Executive Officer of GGCP, Inc.                            (multimedia and
                                                                                                                communication
                                                                                                                services company)

INDEPENDENT TRUSTEES(5):
ANTHONY J. COLAVITA     Since 1999      36     Partner in the law firm of Anthony J. Colavita, P.C.                      --
Trustee
Age: 73

VINCENT D. ENRIGHT       Since 1999     16     Former Senior Vice President and Chief Financial Officer of      Trustee of Echo
Trustee                                        KeySpan Corporation (public utility)                             Therapeutics, Inc.
Age: 65                                                                                                         (therapeutics and
                                                                                                                (diagnostics)

MARY E. HAUCK            Since 2000      3     Retired Senior Manager of the Gabelli O'Connor Fixed Income              --
Trustee                                        Mutual Funds Management Company
Age: 66

WERNER J. ROEDER, MD     Since 1999     22     Medical Director of Lawrence Hospital and practicing private             --
Trustee                                        physician
Age: 68

OFFICERS:

BRUCE N. ALPERT          Since 2003      --    Executive Vice President and Chief Operating Officer of Gabelli         --
President                                      Funds, LLC since 1988 and an officer of all of the registered
Age: 57                                        investment companies in the Gabelli/GAMCO Funds complex.
                                               Director and President of Teton Advisors, Inc. (formerly Gabelli
                                               Advisers, Inc.) since 1998

AGNES MULLADY            Since 2006      --    Vice President of Gabelli Funds, LLC since 2007; Officer of all         --
Treasurer and Secretary                        of the registered investment companies in the Gabelli/GAMCO
Age: 50                                        Funds complex; Senior Vice President of U.S. Trust Company, N.A.
                                               and Treasurer and Chief Financial Officer of Excelsior Funds
                                               from 2004 through 2005; Chief Financial Officer of AMIC
                                               Distribution Partners from 2002 through 2004

PETER D. GOLDSTEIN       Since 2004      --    Director of Regulatory Affairs at GAMCO Investors, Inc. since           --
Chief Compliance Officer                       2004; Chief Compliance Officer of all of the registered
Age: 55                                        investment companies in the Gabelli/GAMCO Funds complex; Vice
                                               President of Goldman Sachs Asset Management from 2000 through
                                               2004


----------
(1)  Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.

(2)  Each Trustee will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund's By-Laws and Agreement and Declaration of Trust. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

(3) "Interested person" of the Fund as defined in the 1940 Act. Mr. Gabelli is considered an "interested person" because of his affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser.

(4) This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e. public companies) or other investment companies registered under the 1940 Act.

(5)  Trustees who are not interested persons are considered "Independent"
     Trustees.

GABELLI/GAMCO FUNDS AND YOUR PERSONAL PRIVACY

WHO ARE WE?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

- INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

- INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

                               (CASH FLOW CHART)

                           THE GABELLI UTILITIES FUND

                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2008

                           THE GABELLI UTILITIES FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                               FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                          800-GABELLI after 6:00 P.M.

                                BOARD OF TRUSTEES

Mario J. Gabelli, CFA
CHAIRMAN AND CHIEF EXECUTIVE OFFICER
GAMCO INVESTORS, INC.

Anthony J. Colavita
ATTORNEY-AT-LAW
ANTHONY J. COLAVITA, P.C.

Vincent D. Enright
FORMER SENIOR VICE PRESIDENT
AND CHIEF FINANCIAL OFFICER
KEYSPAN CORP.

Mary E. Hauck
FORMER SENIOR PORTFOLIO MANAGER
GABELLI-O'CONNOR FIXED INCOME
MUTUAL FUND MANAGEMENT CO.

Werner J. Roeder, MD
MEDICAL DIRECTOR
LAWRENCE HOSPITAL

                                    OFFICERS

Bruce N. Alpert
PRESIDENT

Agnes Mullady
SECRETARY AND TREASURER

Peter D. Goldstein
CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                 CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Utilities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB470Q408SR

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board of Trustees has determined that Vincent D. Enright is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $36,500 for 2007 and $36,500 for 2008.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2007 and $0 for 2008.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $4,100 for 2007 and $4,300 for 2008. Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2007 and $0 for 2008.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC ("Gabelli") that provides services to the registrant (a "Covered Services Provider") if the independent registered public accounting firm's engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to the other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

  (e)(2) The percentage of services described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) Not applicable

                           (c) 100%

                           (d) Not applicable

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $69,100 for 2007 and $4,300 for 2008.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Gabelli Utilities Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date     3/6/09
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date     3/6/09
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer

Date     3/6/09
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.